Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Mar. 31, 2017	Jan. 31, 2017	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total long term debt	[1]			$ 33,600	$ 61,800
Unamortised debt issuance cost				(178)	(409)
Total long term debt				33,422	61,391
Current portion of long-term debt				16,674	27,969
Long-term debt				$ 16,748	33,422
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis			3M USD Libor	3M USD LIBOR
Adjustment to interest rate basis			1.27%	1.27%
Final maturity (fiscal year)				2020
Total long term debt					11,400
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		3M USD Libor		3M USD LIBOR
Adjustment to interest rate basis		0.95%		0.95%
Final maturity (fiscal year)				2022
Total long term debt				$ 33,600	$ 50,400

[1]	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.